Commitments and Contingencies - Future Minimum Rental Payments Under Operating Leases (FY) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future Minimum Rental Payments
2018	$ 364
2019	374
2020	32
Total	$ 770